INCOME TAX (Schedule of Unrecognized Deductible Temporary Difference and Unused Tax Losses) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [line items]
Non-capital losses	$ 174,195	$ 138,736
Provisions	13,676	19,335
Mineral properties, plant and equipment	238,795	163,508
Lease obligation		1,729
Derivative liabilities	25,808	23,395
Capital losses	5,236
Investments in equity securities and associates	1,049	1,069
Unrecognized deductible temporary differences	458,759	347,772
Mexico
Income Taxes [line items]
Non-capital losses	22,997	6,623
Investments in equity securities and associates	14,942	27,491
Peru
Income Taxes [line items]
Investments in equity securities and associates	$ 88,361	$ 96,467